Reporting Entity	9 Months Ended	12 Months Ended
	Sep. 30, 2018	Dec. 31, 2017
Reporting entity [Abstract]
Reporting entity

1. Reporting entity

Auris Medical Holding AG, previously named Auris NewCo Holding AG, (the “Company” or “Auris NewCo”) is a corporation (Aktiengesellschaft) organized in accordance with Swiss law and domiciled in Switzerland and was established on March 13, 2018. On March 13, 2018, Auris NewCo Holding AG merged (the “Merger”) with Auris Medical Holding AG (“Auris OldCo”), a corporation (Aktiengesellschaft) organized in accordance with Swiss law and domiciled in Switzerland. The Merger took place following Auris OldCo shareholder approval at an extraordinary general meeting of shareholders held on March 12, 2018. Auris NewCo Holding AG changed its name to Auris Medical Holding AG following consummation of the Merger. Following the Merger, the Company had a share capital of CHF 122,347.76, divided into 6,117,388 common shares with a nominal value of CHF 0.02 each. Pursuant to the Merger, the Auris OldCo’s shareholders received one common share with a nominal value of CHF 0.02 of the Company for every 10 of our common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1. On March 14, 2018 the common shares of Auris NewCo began trading on the Nasdaq Capital Market under the trading symbol “EARS”.

The Company’s registered address is Bahnhofstrasse 21, 6300 Zug. These condensed consolidated interim financial statements comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). These condensed consolidated interim financial statements also include financial information of Auris OldCo prior to the Merger as discussed below. The Company is the ultimate parent of the following Group entities:

●	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000

●	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Auris Medical Inc., Chicago, United States (100%) with a nominal share capital of USD 15,000

●	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100

The Group is primarily involved in the development of novel products that address important unmet medical needs in neurotology and mental health supportive care. The Group is primarily focusing on the development of intranasal betahistine for the treatment of vertigo (AM-125) and for the treatment of antipsychotic-induced weight gain and somnolence (AM-201). These projects have gone through two Phase 1 trials and the Company expects to move into proof-of-concept studies in 2019.

1. Reporting entity

Auris Medical Holding AG (the “Company”) is a corporation (Aktiengesellschaft) organized in accordance with Swiss law and domiciled in Switzerland. The Company’s registered address is Bahnhofstrasse 21, 6300 Zug. These consolidated financial statements comprise the Company and its subsidiaries (together referred to as the “Group” and individually as “Group entities”). The Company is the ultimate parent of the following Group entities:

●	Auris Medical AG, Basel, Switzerland (100%) with a nominal share capital of CHF 2,500,000

●	Otolanum AG, Zug, Switzerland (100%) with a nominal share capital of CHF 100,000

●	Auris Medical Inc., Chicago, United States (100%) with a nominal share capital of USD 15,000

●	Auris Medical Ltd., Dublin, Ireland (100%) with a nominal share capital of EUR 100

On April 22, 2014, the Company changed its name from Auris Medical AG to Auris Medical Holding AG. On May 21, 2014 the domicile of Auris Medical Holding AG was transferred from Basel to Zug. On March 13, 2018, the Company merged (the “Merger”) into Auris Medical NewCo Holding AG (“Auris NewCo”), a newly incorporated, wholly-owned Swiss subsidiary following shareholder approval at an extraordinary general meeting of shareholders held on March 12, 2018. Following the Merger, Auris NewCo, the surviving company, had a share capital of CHF 122,347.76, divided into 6,117,388 common shares with a nominal value of CHF 0.02 each. Pursuant to the Merger, the Company’s shareholders received one common share with a nominal value of CHF 0.02 of Auris NewCo for every 10 of our common shares held prior to the Merger, effectively resulting in a “reverse stock split” at a ratio of 10-for-1. Auris NewCo changed its name to “Auris Medical Holding AG” following consummation of the Merger. On March 14, 2018 the common shares of Auris NewCo began trading on the Nasdaq Capital Market under the trading symbol “EARS.”

The Group is primarily involved in the development of pharmaceutical products for the treatment of inner ear and vestibular disorders, in particular tinnitus and hearing loss. Its most advanced projects are in the late stage of clinical development.